SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

        FORM 13F

  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]:

This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Cohen, Klingenstein & Marks Incorporated
Address:                2109 Broadway
                        Suite 207
                        New York, New York  10023

13F File Number:        028-06250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   George M. Cohen
Title:                  Principal
Phone:                  212-799-4880
Signature, Place, and Date of Signing:




George M. Cohen                   New York, New York    October 10, 2006

Report Type (Check only one.):

[ X]                    13F Holdings Report

[  ]                    13F Notice

[  ]                    13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              0

Form 13F Information Table Entry Total:                        90

Form 13F Information Table Value Total:                  709,248
$ (thousands)

                                  Form 13F Information Table
                         Title of                      Value         Shares             InvestmentOther     Voting
Name of Issuer            Class        Cusip         (x$1000)      or Prn Amt    SH/PRN DiscretionManagers Authority
Adobe Systems Inc.      com       00724F101               20,153        537,986   SH    sole       n/a     sole
Affiliated Computer     com       008190100               18,096        348,930   SH    sole       n/a     sole
Allstate Corp.          com       020002101                2,105         33,550   SH    sole       n/a     sole
Altria Group            com       02209S103                1,477         19,300   SH    sole       n/a     sole
Amazon.com              com       023135106               17,346        540,025   SH    sole       n/a     sole
America Movil - ADR     com       02364W105                  709         18,000   SH    sole       n/a     sole
American Express        com       025816109                3,549         63,285   SH    sole       n/a     sole
American Int'l Group    com       026874107               11,735        177,110   SH    sole       n/a     sole
Ameriprise Financial    com       03076C106                  522         11,132   SH    sole       n/a     sole
Amgen Inc.              com       031162100               22,075        308,612   SH    sole       n/a     sole
Apollo Group            com       037604105               17,692        359,300   SH    sole       n/a     sole
Applied Materials       com       038222105               20,679      1,166,340   SH    sole       n/a     sole
Avon Products Inc.      com       054303102                2,275         74,195   SH    sole       n/a     sole
Baker Hughes Inc.       com       057224107                  475          6,959   SH    sole       n/a     sole
Bank of Amer. Corp.     com       060505104                7,488        139,775   SH    sole       n/a     sole
Banta Corp.             com       066821109                  643         13,500   SH    sole       n/a     sole
Becton, Dickinson       com       075887109                  283          4,000   SH    sole       n/a     sole
Bed, Bath & Beyond      com       075896100               18,386        480,550   SH    sole       n/a     sole
Berkshire Hathaway B    com       084670207                2,539            800   SH    sole       n/a     sole
BP Amoco PLC            com       055622104                  347          5,292   SH    sole       n/a     sole
Broadcom Corp.          com       111320107               16,855        555,550   SH    sole       n/a     sole
Burlington N SantaFe    com       12189T104                  749         10,200   SH    sole       n/a     sole
Carnival Corp.          com       143658300               22,540        479,268   SH    sole       n/a     sole
Cisco Systems Inc.      com       17275R102               23,173      1,008,392   SH    sole       n/a     sole
Citigroup Inc.          com       172967101               18,156        365,523   SH    sole       n/a     sole
Coach Inc.              com       189754104               19,924        579,180   SH    sole       n/a     sole
Comcast Corp. Cl 'A'    com       20030N101                1,073         29,091   SH    sole       n/a     sole
Comcast Special A       com       20030N200                  658         17,875   SH    sole       n/a     sole
Corning Inc.            com       219350105                1,659         67,950   SH    sole       n/a     sole
Delta and Pine Land     com       247357106                1,440         35,552   SH    sole       n/a     sole
Electronic Data Sys.    com       285661104                  309         12,595   SH    sole       n/a     sole
Eli Lilly               com       532457108                3,454         60,596   SH    sole       n/a     sole
EMC Corp.               com       268648102               18,958      1,582,485   SH    sole       n/a     sole
Federated Dept. Str.    com       31410H101                  743         17,200   SH    sole       n/a     sole
First Data Corp.        com       319963104               17,917        426,603   SH    sole       n/a     sole
Flextronics Intl Ltd    com       Y2573F102               18,747      1,483,172   SH    sole       n/a     sole
Franklin Resources      com       354613101               19,987        189,004   SH    sole       n/a     sole
Gannett Co. Inc.        com       364730101                1,762         31,000   SH    sole       n/a     sole
General Electric Co.    com       369604103                3,063         86,760   SH    sole       n/a     sole
GlaxoSmithKline PLC     com       37733W105                5,270         99,000   SH    sole       n/a     sole
Goldman Sachs Group     com       38141G104               19,049        112,605   SH    sole       n/a     sole
Harman International    com       413086109                8,348        100,050   SH    sole       n/a     sole
Hartford Fin'l Ser.     com       416515104                1,236         14,250   SH    sole       n/a     sole
Hess Corp.              com       42809H107                1,498         36,174   SH    sole       n/a     sole
Home Depot Inc.         com       437076102               17,263        475,953   SH    sole       n/a     sole
International Paper     com       460146103                  260          7,500   SH    sole       n/a     sole
Int'l Bus. Machines     com       459200101               20,395        248,903   SH    sole       n/a     sole
ITT Industries Inc.     com       450911102                  308          6,000   SH    sole       n/a     sole
Janus Capital Group     com       47102X105                1,026         52,020   SH    sole       n/a     sole
Johnson & Johnson       com       478160104                2,445         37,645   SH    sole       n/a     sole
Liberty Media Hldg A    com       53071M302                  388          4,644   SH    sole       n/a     sole
Libery Media Inter A    com       53071M104                  473         23,229   SH    sole       n/a     sole
Linear Technology       com       535678106                8,831        283,775   SH    sole       n/a     sole
Maxim Integrated        com       57772K101                7,534        268,310   SH    sole       n/a     sole
Merck & Co.             com       589331107                3,748         89,462   SH    sole       n/a     sole
Micron Technology       com       595112103                  691         39,710   SH    sole       n/a     sole
Monsanto Co.            com       61166W101               24,256        515,965   SH    sole       n/a     sole
Monster Worldwide       com       611742107               16,322        451,020   SH    sole       n/a     sole
Nasdaq-100 Tr. Ser. 1   com       631100104                4,150        102,079   SH    sole       n/a     sole
NAVTEQ Corp.            com       63936L100                7,657        293,250   SH    sole       n/a     sole
News Corp ADR PRF       com       65248E104                  268         13,640   SH    sole       n/a     sole
Nordstrom Inc.          com       655664100                1,354         32,000   SH    sole       n/a     sole
Nortel Networks Corp.   com       656568102                  926        402,410   SH    sole       n/a     sole
Oracle Corp.            com       68389X105                2,777        156,538   SH    sole       n/a     sole
PepsiCo Inc.            com       713448108                7,195        110,250   SH    sole       n/a     sole
Pfizer, Inc.            com       717081103               18,674        658,455   SH    sole       n/a     sole
Pogo Producing          com       730448107                2,870         70,081   SH    sole       n/a     sole
Procter & Gamble        com       742718109                1,991         32,130   SH    sole       n/a     sole
Royal Caribbean Cru.    com       V7780T103                  233          6,000   SH    sole       n/a     sole
Royal Dutch Shell PLC   com       780259206                3,464         52,400   SH    sole       n/a     sole
RR Donnelley & Sons     com       257867101                  617         18,705   SH    sole       n/a     sole
SAP AG ADR              com       803054204               19,440        392,730   SH    sole       n/a     sole
Sealed Air Corp.        com       81211K100                1,738         32,115   SH    sole       n/a     sole
Solectron Corp.         com       834182107                  473        145,000   SH    sole       n/a     sole
St. Jude Medical Inc.   com       790849103               17,144        485,795   SH    sole       n/a     sole
Standard & Poors DR.    com       78462F103                9,591         71,796   SH    sole       n/a     sole
Symantec Corp.          com       871503108                  255         12,000   SH    sole       n/a     sole
Target Corp.            com       87612E106               21,447        388,187   SH    sole       n/a     sole
Telefonos Mexico 'L'    com       879403780                  307         12,000   SH    sole       n/a     sole
Telephone & Data        com       879433100                  211          5,000   SH    sole       n/a     sole
Telephone & Data - Sp   com       879433860                  204          5,000   SH    sole       n/a     sole
Union Pacific Corp.     com       907818108                  440          5,000   SH    sole       n/a     sole
United Parcel Service   com       911312106               18,162        252,455   SH    sole       n/a     sole
Vodafone Grp. PLC ADR   com       92857W100                  389         17,007   SH    sole       n/a     sole
Walt Disney Co.         com       254687106                8,885        287,463   SH    sole       n/a     sole
Washington Post 'B'     com       939640108                4,606          6,250   SH    sole       n/a     sole
Whole Foods Market      com       966837106               18,418        309,905   SH    sole       n/a     sole
Wyeth                   com       983024100                  910         17,900   SH    sole       n/a     sole
Yahoo! Inc.             com       984332106               15,719        621,810   SH    sole       n/a     sole
Yum! Brands Inc.        com       988498101                1,382         26,550   SH    sole       n/a     sole
Zimmer Holdings Inc.    com       98956P102               18,274        270,720   SH    sole       n/a     sole